Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and Cash Equivalents, at Carrying Value	$ 86,752	$ 71,151
Restricted cash	1,137	2,919
Marketable securities	241,293	118,150
User funds	143,020	127,713
Bank deposits	134,000	134,000
Other receivables	19,019	14,285
Total current assets	625,221	468,218
Marketable securities	189,839	317,524
Property and equipment, net	5,660	6,555
Operating lease right-of-use assets, net	9,077	11,727
Intangible assets, net	14,770	49,221
Goodwill	77,270	77,270
Other non-current assets	1,965	1,055
Total assets	923,802	931,570
Current liabilities:
Trade payables	8,630	8,699
User accounts	133,032	118,616
Deferred revenue	11,353	12,145
Other account payables and accrued expenses	41,328	44,260
Operating lease liabilities	2,755	3,055
Current maturities of long-term loan	0	2,269
Total current liabilities	197,098	189,044
Long-term liabilities:
Convertible notes	452,764	372,076
Operating lease liabilities	6,649	10,483
Long-term loan and other non-current liabilities	1,559	13,099
Total long-term liabilities	460,972	395,658
Total liabilities	658,070	584,702
Commitments and contingencies (see note 11)
Shareholders' equity:
Shares authorized: 75,000,000 ordinary shares with no par value as of December 31, 2022 and 2021 Shares issued and outstanding: 37,537,563 and 36,761,108 ordinary shares as of December 31, 2022 and 2021, respectively	0	0
Additional paid-in capital	565,834	585,548
Accumulated deficit	(288,039)	(237,585)
Accumulated other comprehensive loss	(12,063)	(1,095)
Total shareholders' equity	265,732	346,868
Total liabilities and shareholders' equity	$ 923,802	$ 931,570